PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and mine development
Property, plant and equipment at beginning of period	$ 5,106,036	$ 5,088,967
Additions	1,044,540	576,209
Gain on impairment reversal		120,161
Disposals	(16,104)	(19,548)
Amortization	(507,920)	(659,753)
Property, plant and equipment at end of period	5,626,552	5,106,036
Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	1,605,536	1,665,610
Additions	174,374	53,072
Gain on impairment reversal		83,992
Disposals	(6,750)	(1,890)
Amortization	(127,579)	(207,383)
Transfers between categories	19,946	12,135
Property, plant and equipment at end of period	1,665,527	1,605,536
Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	2,024,283	2,064,406
Additions	221,924	244,018
Gain on impairment reversal		36,169
Disposals	(9,354)	(17,658)
Amortization	(276,493)	(342,208)
Transfers between categories	30,761	39,556
Property, plant and equipment at end of period	1,991,121	2,024,283
Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	1,476,217	1,358,951
Additions	648,242	279,119
Amortization	(103,848)	(110,162)
Transfers between categories	(50,707)	(51,691)
Property, plant and equipment at end of period	1,969,904	1,476,217
Assets under construction
Property, plant and mine development
Property, plant and equipment at beginning of period	532,300
Property, plant and equipment at end of period	910,600	532,300
Gross carrying amount
Property, plant and mine development
Property, plant and equipment at beginning of period	8,878,584
Property, plant and equipment at end of period	10,033,352	8,878,584
Gross carrying amount | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	2,593,659
Property, plant and equipment at end of period	2,782,732	2,593,659
Gross carrying amount | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	4,233,945
Property, plant and equipment at end of period	4,602,106	4,233,945
Gross carrying amount | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	2,050,980
Property, plant and equipment at end of period	2,648,514	2,050,980
Accumulated depreciation, amortization and impairment
Property, plant and mine development
Property, plant and equipment at beginning of period	(3,772,548)
Property, plant and equipment at end of period	(4,406,800)	(3,772,548)
Accumulated depreciation, amortization and impairment | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	(988,123)
Property, plant and equipment at end of period	(1,117,205)	(988,123)
Accumulated depreciation, amortization and impairment | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	(2,209,662)
Property, plant and equipment at end of period	(2,610,985)	(2,209,662)
Accumulated depreciation, amortization and impairment | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	(574,763)
Property, plant and equipment at end of period	$ (678,610)	$ (574,763)